Penn Capital Short Duration High Income Fund
Schedule of Investments
November 30, 2024 (Unaudited)

CORPORATE BONDS - 97.8%	Par	Value
Advertising & Marketing - 1.3%
Stagwell Global LLC, 5.63%, 08/15/2029 (a)	$205,000	$197,649

Aerospace & Defense - 2.2%
TransDigm, Inc., 6.38%, 03/01/2029 (a)	180,000	182,934
Triumph Group, Inc., 9.00%, 03/15/2028 (a)	149,000	155,988
		338,922

Airlines - 4.0%
American Airlines, Inc., 7.25%, 02/15/2028 (a)	405,000	414,815
VistaJet Malta Finance PLC, 7.88%, 05/01/2027 (a)	210,000	206,453
		621,268

Apparel & Textile Products - 1.0%
Crocs, Inc., 4.25%, 03/15/2029 (a)	170,000	157,857

Auto Parts Manufacturing - 1.7%
American Axle & Manufacturing, Inc., 6.88%, 07/01/2028	130,000	129,940
Goodyear Tire & Rubber Co., 9.50%, 05/31/2025	129,000	129,963
		259,903

Banks - 1.2%
Popular, Inc., 7.25%, 03/13/2028	185,000	191,586

Cable & Satellite - 4.7%
CCO Holdings LLC / CCO Holdings Capital Corp., 5.00%, 02/01/2028 (a)	460,000	449,507
Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 5.88%, 08/15/2027 (a)	290,000	284,975
		734,482

Chemicals - 3.2%
Methanex Corp., 4.25%, 12/01/2024	205,000	205,000
NOVA Chemicals Corp., 5.00%, 05/01/2025 (a)	95,000	94,591
Olin Corp., 5.13%, 09/15/2027	205,000	202,350
		501,941

Commercial Finance - 1.3%
Fortress Transportation and Infrastructure Investors LLC, 5.50%, 05/01/2028 (a)	200,000	197,568

Consumer Finance - 8.4%
Bread Financial Holdings, Inc., 9.75%, 03/15/2029 (a)	175,000	187,915
Navient Corp., 6.75%, 06/25/2025	350,000	351,451
OneMain Finance Corp.
7.13%, 03/15/2026	365,000	372,883
6.63%, 01/15/2028	235,000	239,732
Starwood Property Trust, Inc., 3.75%, 12/31/2024 (a)	155,000	154,887
		1,306,868

Consumer Products - 1.1%
Energizer Holdings, Inc., 6.50%, 12/31/2027 (a)	165,000	166,857

Consumer Services - 1.0%
Arrow Bidco LLC, 10.75%, 06/15/2025 (a)	155,000	157,590

Containers & Packaging - 5.1%
Clearwater Paper Corp., 4.75%, 08/15/2028 (a)	170,000	159,462
Crown Cork & Seal Co., Inc., 7.38%, 12/15/2026	378,000	394,467
Owens-Brockway Glass Container, Inc., 6.63%, 05/13/2027 (a)	240,000	239,611
		793,540

Department Stores - 0.8%
Macy's Retail Holdings LLC, 5.88%, 04/01/2029 (a)	120,000	117,377

Entertainment Content - 1.6%
AMC Networks, Inc., 10.25%, 01/15/2029 (a)	115,000	122,227
TEGNA, Inc., 4.63%, 03/15/2028	135,000	128,332
		250,559

Entertainment Resources - 0.8%
Life Time, Inc., 8.00%, 04/15/2026 (a)	125,000	125,498

Exploration & Production - 6.9%
California Resources Corp., 8.25%, 06/15/2029 (a)	175,000	179,594
Civitas Resources, Inc.
5.00%, 10/15/2026 (a)	40,000	39,409
8.38%, 07/01/2028 (a)	120,000	125,252
Expand Energy Corp., 5.50%, 02/01/2026 (a)	95,000	94,991
Gulfport Energy Operating Corp., 6.75%, 09/01/2029 (a)	85,000	86,831
Hilcorp Energy I LP, 6.25%, 11/01/2028 (a)	130,000	128,983
Northern Oil & Gas, Inc., 8.13%, 03/01/2028 (a)	200,000	204,454
Permian Resources Operating LLC, 8.00%, 04/15/2027 (a)	125,000	128,735
SM Energy Co., 6.75%, 09/15/2026	80,000	80,187
		1,068,436

Financial Services - 2.6%
Brightsphere Investment Group, Inc., 4.80%, 07/27/2026	205,000	201,331
PRA Group, Inc., 8.38%, 02/01/2028 (a)	195,000	201,021
		402,352

Food & Beverage - 1.6%
Herbalife Nutrition Ltd. / HLF Financing, Inc., 7.88%, 09/01/2025 (a)	143,000	142,979
HLF Financing Sarl LLC / Herbalife International, Inc., 12.25%, 04/15/2029 (a)	105,000	110,705
		253,684

Forest & Paper Products Manufacturing - 0.7%
Magnera Corp., 4.75%, 11/15/2029 (a)	65,000	58,439
Mercer International, Inc., 5.13%, 02/01/2029	60,000	52,483
		110,922

Hardware - 1.1%
NCR Atleos Corp., 9.50%, 04/01/2029 (a)	155,000	169,618

Health Care Facilities & Services - 4.1%
Acadia Healthcare Co., Inc., 5.50%, 07/01/2028 (a)	265,000	257,212
AdaptHealth LLC, 6.13%, 08/01/2028 (a)	145,000	142,723
Owens & Minor, Inc., 4.50%, 03/31/2029 (a)	195,000	176,504
Tenet Healthcare Corp., 6.13%, 10/01/2028	60,000	60,142
		636,581

Homebuilders - 1.5%
Ashton Woods USA LLC / Ashton Woods Finance Co., 6.63%, 01/15/2028 (a)	160,000	161,037
Beazer Homes USA, Inc., 7.25%, 10/15/2029	75,000	76,320
		237,357

Industrial Other - 1.8%
Dcli Bidco LLC, 7.75%, 11/15/2029 (a)	80,000	82,728
Pike Corp., 5.50%, 09/01/2028 (a)	205,000	200,611
		283,339

Internet Media - 1.8%
Match Group Holdings II LLC, 5.00%, 12/15/2027 (a)	295,000	287,546

Machinery Manufacturing - 1.1%
Titan International, Inc., 7.00%, 04/30/2028	175,000	172,026

Manufactured Goods - 1.1%
Park-Ohio Industries, Inc., 6.63%, 04/15/2027	165,000	163,384

Metals & Mining - 0.7%
Carpenter Technology Corp., 6.38%, 07/15/2028	110,000	110,363

Oil & Gas Services & Equipment - 4.5%
Helix Energy Solutions Group, Inc., 9.75%, 03/01/2029 (a)	120,000	129,669
Solaris Midstream Holdings LLC, 7.63%, 04/01/2026 (a)	80,000	80,663
TechnipFMC PLC, 6.50%, 02/01/2026 (a)	102,000	101,757
Transocean Aquila Ltd., 8.00%, 09/30/2028 (a)	106,000	108,805
Transocean, Inc., 8.25%, 05/15/2029 (a)	85,000	85,779
USA Compression Partners LP / USA Compression Finance Corp., 6.88%, 09/01/2027	190,000	191,204
		697,877

Pipeline - 4.3%
EQM Midstream Partners LP, 6.38%, 04/01/2029 (a)	110,000	112,268
Harvest Midstream I LP, 7.50%, 09/01/2028 (a)	335,000	342,708
Venture Global LNG, Inc., 8.13%, 06/01/2028 (a)	200,000	209,009
		663,985

Power Generation - 2.8%
Calpine Corp.
5.25%, 06/01/2026 (a)	43,000	42,757
5.13%, 03/15/2028 (a)	265,000	258,790
Vistra Operations Co. LLC, 5.50%, 09/01/2026 (a)	134,000	133,740
		435,287

Publishing & Broadcasting - 2.8%
Gray Television, Inc., 10.50%, 07/15/2029 (a)	170,000	173,008
Nexstar Media, Inc., 5.63%, 07/15/2027 (a)	265,000	261,154
		434,162

Real Estate - 1.9%
Newmark Group, Inc., 7.50%, 01/12/2029	175,000	185,575
RHP Hotel Properties LP / RHP Finance Corp., 7.25%, 07/15/2028 (a)	105,000	108,962
		294,537

Restaurants - 2.0%
Bloomin' Brands, Inc. / OSI Restaurant Partners LLC, 5.13%, 04/15/2029 (a)	215,000	198,770
Raising Cane's Restaurants LLC, 9.38%, 05/01/2029 (a)	100,000	107,509
		306,279

Retail - Consumer Discretionary - 2.5%
Bath & Body Works, Inc., 9.38%, 07/01/2025 (a)	218,000	223,008
Foot Locker, Inc., 4.00%, 10/01/2029 (a)	90,000	78,240
Wayfair LLC, 7.25%, 10/31/2029 (a)	80,000	81,071
		382,319

Retail - Consumer Staples - 1.8%
KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution, Inc., 9.00%, 02/15/2029 (a)	200,000	209,386
Performance Food Group, Inc., 5.50%, 10/15/2027 (a)	75,000	74,579
		283,965

Software & Services - 0.8%
Gen Digital, Inc., 6.75%, 09/30/2027 (a)	120,000	122,460

Travel & Lodging - 6.9%
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc., 5.00%, 06/01/2029 (a)	175,000	166,289
Lindblad Expeditions Holdings, Inc., 9.00%, 05/15/2028 (a)	200,000	210,626
NCL Corp. Ltd., 8.38%, 02/01/2028 (a)	215,000	224,971
Royal Caribbean Cruises Ltd., 5.38%, 07/15/2027 (a)	125,000	124,812
Travel + Leisure Co.
6.60%, 10/01/2025	200,000	201,336
6.63%, 07/31/2026 (a)	145,000	146,714
		1,074,748

Wireline Telecommunications Services - 3.1%
Cogent Communications Group LLC, 7.00%, 06/15/2027 (a)	180,000	182,672
Frontier Communications Holdings LLC, 5.88%, 10/15/2027 (a)	295,000	295,352
		478,024
TOTAL CORPORATE BONDS (Cost $14,872,209)		15,188,716

TOTAL INVESTMENTS - 97.8% (Cost $14,872,209)		15,188,716
Other Assets in Excess of Liabilities - 2.2%		334,190
TOTAL NET ASSETS - 100.0%		$15,522,906
two		–%
Percentages are stated as a percent of net assets.		–%

PLC - Public Limited Company

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of November 30, 2024, the value of these securities total $11,348,661 or 73.1% of the Fund’s net assets.

Summary of Fair Value Disclosure as of November 30, 2024 (Unaudited)

Penn Capital Short Duration High Income Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$–	$15,188,716	$–	$15,188,716
Total Investments	$–	$15,188,716	$–	$15,188,716

Refer to the Schedule of Investments for further disaggregation of investment categories.